Dividends (Details)	1 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY	Dec. 05, 2014 ADS shares USD ($)	Sep. 05, 2014 ADS shares USD ($)	Jun. 03, 2014 ADS shares USD ($)	Feb. 11, 2014 ADS shares USD ($)	Feb. 11, 2014 ADS shares CNY	Mar. 06, 2015 ADS shares Subsequent event USD ($)	Dec. 31, 2014 ADS shares Subsequent event USD ($)	Dec. 31, 2014 ADS shares Subsequent event CNY
Dividends
Cash dividend per ADS (in dollars per share)							$ 1.41
Dividend payable							$ 183,300,000	1,109,700,000
Quarterly cash dividend distribution percentage	25.00%
Cash dividend paid per ADS (in dollars per share)				$ 0.36	$ 0.37	$ 0.34			$ 0.39
Cash dividend paid		1,983,010,000	815,413,000							$ 190,300,000	1,177,200,000